[LETTERHEAD OF CLIFFORD CHANCE US LLP]

May 11, 2009

VIA EDGAR

Securities and Exchange Commission

101 F Street, NE

Washington, D.C.  20549

Attention: Larry Greene

Dear Mr. Greene:

On behalf of Morgan Stanley India Investment Fund, Inc. (the “Fund”), we are electronically filing, via EDGAR, pursuant to the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1993, as amended (the “Securities Act”), one conformed copy of the Registration Statement of the Fund on Form N-2 relating to a rights offering by the Fund.

In accordance with Release No. IC-13768 (February 15, 1984) (the “Release”), we hereby request a “limited review” of this filing on an expedited basis.  As per the Release, the disclosure in the Registration Statement relating to the rights offering by the Fund is substantially similar to the disclosure set forth in the Registration Statement of the Fund relating to a previous rights offering by the Fund filed on November 14, 2005, except for the inclusion of the terms relating specifically to this rights offering and updated information with respect to the Indian market and the Fund generally.

This filing is being made to correct an error in Part C of the previous filing.

To facilitate your review, Microsoft Word versions of a marked copy of the prospectus, indicating all changes to this document from the final prospectus for the Fund filed with the Securities and Exchange Commission pursuant to Rule 497 on November 18, 2005, has been provided to you under separate cover.

If you have any questions or comments with respect to the foregoing, please do not hesitate to contact the undersigned at 212-878-8489 or Mary Mullin of Morgan Stanley at 212-296-4931.

Best Regards,

/s/ Stuart M. Strauss

Stuart M. Strauss